SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Cash and Cash Equivalents and Restricted Cash - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 77,824,000	$ 107,773,000	$ 179,584,000	$ 301,626,000
Restricted Cash:
Short-term restricted cash	13,731,000	9,822,000
Long-term restricted cash	3,400,000	4,900,000
Subsidiaries [Member] | U.S. [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents (as a percent)	29.00%
Cash and cash equivalents	22,500,000
Subsidiaries [Member] | China [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents (as a percent)	19.00%
Cash and cash equivalents	$ 14,500,000	$ 11,500,000